FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 025
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
ASC Topic 820, Fair Value Measurements, specifies a fair value hierarchy and defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The primary area in which the Plan utilizes fair value measurements is valuing the Plan’s investments. See Note B for discussions of the methodologies and assumptions used to determine the fair value of the Plan’s investments. There have been no significant changes in the valuation techniques during the year ended December 31, 2025. The standard describes three levels of inputs that may be used to measure fair value:
•    Level 1: Quoted prices for identical assets or liabilities in active markets.
•    Level 2: Other significant inputs observable either directly or indirectly (including quoted market prices for similar securities, interest rates, yield curves, credit risk, etc.)
•    Level 3: Unobservable inputs that are not corroborated by market data.
NOTE C – FAIR VALUE MEASUREMENTS – CONTINUED
The following tables set forth by level, within the fair value hierarchy, the Plan’s investment assets at fair value as of December 31, 2025 and 2024.

		December 31, 2025
		Fair Value Measurements Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
Mutual funds	$137,840,361	$137,840,361	$—	$—
Common stock	18,183,691	18,183,691	—	—
Investments measured at NAV (a)	318,619,450	—	—	—
Investments at fair value	$474,643,502	$156,024,052	$—	$—

		December 31, 2024
		Fair Value Measurements Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
Mutual funds	$115,495,566	$115,495,566	$—	$—
Common stock	17,091,008	17,091,008	—	—
Investments measured at NAV (a)	234,302,197	—	—	—
Investments at fair value	$366,888,771	$132,586,574	$—	$—

(a) In accordance with Subtopic 820-10, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.